Assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets
Available For Sale Securities	$ 5,315,159		$ 5,294,800
Trading Securities	138,527		339,743
Mortgage servicing rights	148,694		161,099		154,430
Derivatives	25,362		34,710
US Treasury Securities [Member]
Assets
Available For Sale Securities	700,154		28,482
US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities	1,724,973		1,629,205
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities	61,712		66,377
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities	1,910,030		2,418,296
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities	0		513
Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities	904,362		1,135,641
Equity Securities [Member]
Assets
Available For Sale Securities	2,622		4,116
Other Securities [Member]
Assets
Available For Sale Securities	11,306		12,170
Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities	323	[1]	412	[1]
Trading Securities	0	[1]	0	[1]
Mortgage servicing rights	0		0
Derivatives	0		0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	0		0
Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities	5,313,511	[1]	5,287,865	[1]
Trading Securities	129,360	[1]	326,509	[1]
Mortgage servicing rights	0		0
Derivatives	25,362		34,793
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	23,032		32,378
Business Combination Contingent Consideration Liability	0		0
Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities	1,325	[1]	6,523	[1]
Trading Securities	9,167	[1]	13,151	[1]
Mortgage servicing rights	148,694		161,099
Derivatives	0		0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	133,634		128,299
Fair Value, Measurements, Recurring [Member]
Assets
Available For Sale Securities	5,315,159		5,294,800
Trading Securities	138,527		339,660
Mortgage servicing rights	148,694		161,099
Derivatives	25,362		34,793
Total	5,627,742		5,830,352
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(23,032)		(32,378)
Business Combination Contingent Consideration Liability	(133,634)		(128,299)
Total	(156,666)		(160,677)
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities	700,154		28,482
Fair Value, Measurements, Recurring [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities	1,724,973		1,629,205
Fair Value, Measurements, Recurring [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities	61,712		66,377
Trading Securities	7,954		7,586
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities	1,910,030		2,418,296
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities	0		513
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities	904,362		1,135,641
Trading Securities	110,692		312,751
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets
Available For Sale Securities	2,622		4,116
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets
Available For Sale Securities	11,306		12,170
Trading Securities	18,245		17,474
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Securities	1,636		1,849
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities	323		412
Trading Securities	0		0
Mortgage servicing rights	0		0
Derivatives	0		0
Total	323		412
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	0		0
Total	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities	0		0
Trading Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities	0		0
Trading Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities	323		412
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets
Available For Sale Securities	0		0
Trading Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities	5,313,511		5,287,865
Trading Securities	129,360		326,509
Mortgage servicing rights	0		0
Derivatives	25,362		34,793
Total	5,468,233		5,649,167
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	23,032		(32,378)
Business Combination Contingent Consideration Liability	0		0
Total	(23,032)		(32,378)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities	700,154		28,482
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities	1,724,973		1,629,205
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities	61,712		66,377
Trading Securities	7,954		7,586
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities	1,910,030		2,418,296
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities	0		513
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities	903,037		1,129,118
Trading Securities	104,463		302,952
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities	2,299		3,704
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets
Available For Sale Securities	11,306		12,170
Trading Securities	16,682		15,545
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Securities	261		426
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities	1,325		6,523
Trading Securities	9,167		13,151
Mortgage servicing rights	148,694		161,099
Derivatives	0		0
Total	159,186		180,773
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Combination Contingent Consideration Liability	(133,634)		(128,299)
Total	(133,634)		(128,299)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities	0		0
Trading Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities	1,325		6,523
Trading Securities	6,229		9,799
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets
Available For Sale Securities	0		0
Trading Securities	1,563		1,929
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Securities	$ 1,375		$ 1,423

[1]	Refer to Note 35 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.